DIRECT COMMERCIAL PROPERTY EXPENSE	6 Months Ended
Jun. 30, 2018
Direct operating expense from investment property [abstract]
DIRECT COMMERCIAL PROPERTY EXPENSE
DIRECT COMMERCIAL PROPERTY EXPENSE
The components of direct commercial property expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
Property maintenance	$172	$178	$348	$342
Real estate taxes	117	118	236	233
Employee compensation and benefits	54	36	98	77
Ground rents	15	16	29	29
Other	63	65	119	101
Total direct commercial property expense	$421	$413	$830	$782